INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary Differences and Unused Tax Losses
Taxable temporary difference not recognized as deferred income tax	$ 469,100	$ 411,400
Other deductible temporary differences
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 420,154	$ 214,520